Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan portfolio to earning assets	71.30%	68.10%
Loan to value ratio	80.00%
Troubled debt restructurings, balance	$ 6,800,000	$ 2,200,000
Non- Accrual	6,056,000	3,181,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	3,480,190
Financing Receivable
Financing Receivable, Recorded Investment [Line Items]
Non- Accrual	$ 92,000	$ 43,000